BREMER INVESTMENT FUNDS, INC.
Bremer Growth Stock Fund
Bremer Bond Fund

Dear Shareholder:

The Funds will hold a Joint Special Meeting of Shareholders on November 3, 2006 at 10:00 a.m., Central Time, at the Bremer Service Center, 8555 Eagle Point Boulevard, Lake Elmo, Minnesota 55042. If you are a shareholder of record as of the close of business on September 15, 2006, you are entitled to vote at the meeting on a proposal affecting your Fund. At the meeting, shareholders will be asked to vote on the following:

1.For each Fund, the approval or disapproval of the Agreement and Plans of Reorganization that would reorganize your Fund with a mutual fund advised by T. Rowe Price Associates, Inc.
("T. Rowe Price"). In connection with each reorganization, you will receive shares of a T. Rowe Price fund in exchange for the shares of your Fund. The new shares will have the same aggregate net asset value as the shares of your Fund immediately prior to the reorganization. This means that you will receive a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same.

2.Any other business properly brought before the meeting, including any adjournments or postponements of the meeting.

The accompanying proxy statement and prospectus includes a detailed description of each proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

Very truly yours,

/s/Timothy Murphy
Timothy Murphy
Secretary, Bremer Investment Funds, Inc.

BREMER INVESTMENT FUNDS, INC.
Bremer Growth Stock Fund
Bremer Bond Fund

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IMPORTANT NEWS FOR SHAREHOLDERS
________________

The following is a brief overview of some matters affecting your Fund that require a shareholder vote. Please read the full text of the enclosed Proxy Statement and Prospectus.

Q&A: QUESTIONS AND ANSWERS

Q.WHAT IS HAPPENING?

A.The management and Board of Directors of Bremer Investment Funds, Inc. (the "Bremer Board") have decided to reorganize the Bremer Growth Stock Fund and the Bremer Bond Fund (the "Bremer Funds") with funds advised by T. Rowe Price Associates, Inc. ("T. Rowe Price"). You are being asked to vote on this proposal for each Bremer Fund of which you are a shareholder. We refer to each fund advised by T. Rowe Price as a "Price Fund," and each proposed transaction between a Bremer Fund and a Price Fund as a "Reorganization."

Q.WHAT ARE THE REORGANIZATIONS?

A.Pursuant to each Reorganization, your Bremer Fund will be combined with a Price Fund, and you will automatically become a shareholder of the Price Fund. The Bremer Board unanimously approved each Reorganization.

Shareholders of each Bremer Fund are being asked to approve the Reorganization relating to that Bremer Fund. The attached Proxy Statement and Prospectus describes each proposed Reorganization. Specifically, you will find information relating to the following Reorganizations:
Bremer Fund:	Price Fund:
Bremer Growth Stock Fund	T. Rowe Price Blue Chip Growth Fund
Bremer Bond Fund	T. Rowe Price New Income Fund

The Bremer Board, including all of the independent directors, unanimously recommends that you vote FOR the Reorganization.

Q.ARE THE PORTFOLIOS OF THE BREMER FUNDS AND THE PRICE FUNDS SIMILAR?

A.It is proposed that the Bremer Funds reorganize into Price Funds having similar investment strategies and objectives, and having similar investment portfolios.

Beginning approximately two weeks prior to consummation of the reorganizations, the Bremer Growth Stock Fund`s portfolio will be realigned to correspond with the portfolio of the T. Rowe Price Blue Chip Growth Fund and the Bremer Bond Fund`s portfolio will be realigned to correspond with the portfolio of the T. Rowe Price New Income Fund. It is possible that the sale of portfolio securities required by these alignments will be significant to the Acquired Funds; however, the exact amount of any such sales will be influenced by a variety of factors and can not be determined at this time. Shareholders of the Bremer Growth Stock Fund and Bremer Bond Fund will bear the transaction, tax and any other costs of such realignment.

Q.HOW WILL THE REORGANIZATION AFFECT MY ACCOUNT?

A.If shareholders approve the reorganization of your Bremer Fund, your shares will be exchanged, on a tax-free basis, for an equal aggregate dollar value of shares of a Price Fund. This means that you will receive a different number of shares compared to what you originally held, but the total dollar value of your shares will be the same. Please note that when calculating the dollar value of your shares with respect to the reorganization, the net asset value of your Bremer Fund shares will be determined in accordance with the Price Funds` valuation procedures. These procedures are generally comparable to those used by the Bremer Funds, but could result in a different valuation of particular securities held by a Bremer Fund. The Bremer Funds do not anticipate any material pricing differences under the two sets of procedures. The valuation procedures used by the two bond funds differ. This difference in pricing methods could result in lower valuations of portfolio securities held by the Bremer Bond Fund; however the exact amount of any difference between the valuation of the two funds can not be determined at this time.

Q.WHY DOES THE BREMER BOARD RECOMMEND APPROVAL OF THE REORGANIZATIONS?

A.Your Board has based this recommendation on its consideration of a number of factors, including the following: the performance history of the Price Funds; the lower fees and expenses of each Price Fund as compared to the fees and expenses of the respective Bremer Fund; potential benefits to shareholders, such as the services available to shareholders of Price Funds; and the fact that the interests of Bremer Fund shareholders will not be diluted as a result of a Reorganization. After each Reorganization, shareholders of each Bremer Fund will hold shares of the same aggregate net asset value in a Price Fund.

Q.WHO WILL MANAGE MY FUND AFTER THE REORGANIZATION?

A.Bremer Trust, National Association ("Bremer Trust") currently manages the assets of each Bremer Fund. After completion of the Reorganizations, T. Rowe Price will manage the assets of each Bremer Fund, in each case as part of the respective Price Fund.

Q.WILL THE REORGANIZATIONS BE TAX-FREE?

A.The Reorganizations will be accomplished, in the opinion of counsel, on a tax-free basis. This means that you should not recognize any capital gains (or losses) for federal income tax purposes when your Bremer Fund shares are exchanged for Price Fund shares. It should be noted, however, that there may be tax consequences to shareholders from the sale of securities from the portfolios of the Bremer Funds prior to the consummation of the Reorganization, in order to align them with the Price Funds.

Q.HOW DOES THE BREMER BOARD RECOMMEND THAT I VOTE?

A.After careful consideration, based upon their evaluation of all relevant information, the Bremer Board, including all of the independent directors, recommends that you vote FOR the proposal on each enclosed proxy card.

Q.WHAT HAPPENS IF ANY OF THE PROPOSALS ARE NOT APPROVED BY SHAREHOLDERS?

A.Each Reorganization is a separate transaction and is not dependent on the other Reorganization being approved. If a Reorganization is not approved by shareholders, the Bremer Board will determine what, if any, additional action should be taken. The Bremer Board may choose to abandon a reorganization, even if it has been approved by shareholders.

Q.WHO GETS TO VOTE?

A.If you owned shares of a Bremer Fund at the close of business on September 15, 2006, you are entitled to vote with respect to your Fund, even if you later sold the shares. Each share of a Bremer Fund is entitled to one vote, with fractional shares voting proportionally. Bremer Trust has discretionary authority to vote approximately 76.0% of the shares of the Bremer Growth Stock Fund and 94.8% of the shares of the Bremer Bond Fund. Bremer Trust intends to vote these shares in favor of the Reorganizations.

Q.IF BREMER TRUST HAS DISCRETIONARY AUTHORITY OVER MY ACCOUNT, CAN I STILL VOTE MY SHARES?

A.Depending on the nature of your account, you may be able to vote your shares. Please contact your Bremer Trust account representative for details.

Q.WHY DID I RECEIVE TWO SEPARATE MAILINGS?

A.If you are a shareholder of both of the Bremer Funds, you will receive two separate mailings, one for each Bremer Fund in which you own shares. You will need to vote your shares in each Bremer Fund separately.

Q.HOW DO I VOTE?

A.You have several different ways to vote. They include mail, automated touch tone voting and voting on-line over the Internet. Please see the enclosed proxy card for more information on how to vote. If you have any questions on a proposal or how to vote your shares, please call 1-888-370-0010.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

BREMER INVESTMENT FUNDS, INC.

Bremer Growth Stock Fund
Bremer Bond Fund
445 Minnesota Street
Suite 2000
Saint Paul, Minnesota 55101

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NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
________________

TO BE HELD ON NOVEMBER 3, 2006

To our Shareholders:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the "Meeting") of the Bremer Growth Stock Fund and the Bremer Bond Fund (the "Bremer Funds" or the "Acquired Funds") of Bremer Investment Funds, Inc. will be held at the offices of the Bremer Service Center, 8555 Eagle Point Boulevard, Lake Elmo, Minnesota 55042 on November 3, 2006 at 10:00 a.m. Central Time, for the following purposes:

(1)Bremer Growth Stock Fund: to approve or disapprove the Agreement and Plans of Reorganization (the "Plan") providing for the acquisition of substantially all of the assets of the Bremer Growth Stock Fund by the
T. Rowe Price Blue Chip Growth Fund (the "Price Blue Chip Growth Fund"), solely in exchange for an equal aggregate value of newly issued shares of the Price Blue Chip Growth Fund, as described in the accompanying proxy statement and prospectus. The Plan also provides for distribution of the shares of the Price Blue Chip Growth Fund to shareholders of the Bremer Growth Stock Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the Bremer Growth Stock Fund as a separate series of Bremer Investment Funds, Inc.

(2)Bremer Bond Fund: to approve or disapprove the Plan providing for the acquisition of substantially all of the assets of the Bremer Bond Fund by the T. Rowe Price New Income Fund (the "Price New Income Fund"), solely in exchange for an equal aggregate value of newly issued shares of the Price New Income Fund, as described in the accompanying proxy statement and prospectus. The Plan also provides for distribution of the shares of the Price New Income Fund to shareholders of the Bremer Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the Bremer Bond Fund as a separate investment series of Bremer Investment Funds, Inc.

(3)To transact such other business as properly may come before the Meeting or any adjournment or postponements thereof.

The Bremer Funds have fixed the close of business on September 15, 2006 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign each enclosed form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or the Internet, please refer to the enclosed form of proxy.

The enclosed proxy is being solicited on behalf of the Board of Directors of Bremer Investment Funds, Inc.

The Board of Directors of Bremer Investment Funds, Inc. unanimously recommends that the shareholders of each Bremer Fund approve the Agreement and Plans of Reorganization.

By Order of the Board of Directors of

Bremer Investment Funds, Inc.

/s/Timothy Murphy

Timothy Murphy

Secretary

Saint Paul, Minnesota
Dated: October 4, 2006

COMBINED PROXY STATEMENT AND PROSPECTUS

T. ROWE PRICE BLUE CHIP GROWTH FUND
T. ROWE PRICE NEW INCOME FUND

BREMER INVESTMENT FUNDS, INC.

________________

JOINT SPECIAL MEETING OF SHAREHOLDERS OF
BREMER GROWTH STOCK FUND
AND
BREMER BOND FUND
________________

October 4, 2006

This Proxy Statement and Prospectus is furnished to you because you are a shareholder of one or more of the Bremer Funds referenced above. Bremer Investment Funds, Inc. is holding a Joint Special Meeting of Shareholders (the "Meeting") on November 3, 2006 to consider the proposals described in this Proxy Statement and Prospectus.

Your Board of Directors is seeking your approval of a transaction involving your Fund. Under the proposal, your Fund would reorganize with a comparable T. Rowe Price Fund, as set out in the chart below. If a reorganization is approved by shareholders, you will become a shareholder of the fund listed opposite your Fund`s name.

Your Fund ("Bremer Funds")	T. Rowe Price Fund ("Price Funds")
Bremer Growth Stock Fund	T. Rowe Price Blue Chip Growth Fund
Bremer Bond Fund	T. Rowe Price New Income Fund

This Proxy Statement and Prospectus serves as a prospectus of each Price Fund under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of shares to you pursuant to the terms of the Reorganizations.

_______________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_______________

The Date of this Proxy Statement and Prospectus is October 4, 2006.

Bremer Investment Funds, Inc. and each of T. Rowe Price Blue Chip Growth Fund, Inc. and T. Rowe Price New Income Fund, Inc. (the "Price Corporations") are open-end, diversified management investment companies, organized as Maryland corporations. Each Bremer Fund is a series of Bremer Investment Funds, Inc. Each Price Fund is a series of a Price Corporation.

This Proxy Statement and Prospectus sets forth concisely the information about the Price Funds that you should know before considering a reorganization and should be retained for future reference.

Bremer Investment Funds, Inc. has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

The following documents are included in the package of documents that you received with this Proxy Statement and Prospectus:

The prospectus relating to the Price Blue Chip Growth Fund, dated May 1, 2006 and the prospectus relating to the Price New Income Fund, dated October 1, 2006, as supplemented (the "Acquiring Funds Prospectus"). These documents are incorporated herein by reference, which means that they are legally considered to be a part of this Proxy Statement and Prospectus.

Additional information about the proposed transactions is contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information") which is on file with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing Bremer Funds or Price Funds at the addresses set forth below. The Statement of Additional Information, dated October 4, 2006, is incorporated by reference into this Proxy Statement and Prospectus.

Other documents containing information about the Funds have been filed with the Commission. These other documents are available without charge by writing to the address or calling the toll free number set forth below:
If they relate to Bremer Funds:	If they relate to Price Funds:
Bremer Investment Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701 1-800-595-5552	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, Maryland 21202 1-800-225-5132

These documents are:

The Annual Reports to Shareholders of the Price Blue Chip Growth Fund for the year ended December 31, 2005 and the Annual Report to Shareholders of the Price New Income Fund for the year ended May 31, 2006.

A statement of additional information relating to the Price Funds, dated July 1, 2006, as supplemented (the "Acquiring Funds Statement").

The current prospectus relating to the Bremer Funds, dated January 28, 2006, as supplemented (the "Acquired Funds Prospectus").

A statement of additional information relating to the Bremer Funds, dated January 28, 2006 (the "Acquired Funds Statement").

The Annual Report to Shareholders of the Bremer Funds for the year ended September 30, 2005.

The Commission maintains a web site (http://www.sec.gov) that contains the Acquiring Funds Prospectus, the Acquired Funds Prospectus, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

The address of the principal executive offices of the Price Corporations is 100 East Pratt Street, Baltimore, Maryland 21202, the telephone number is 1-800-225-5132 and the web address is http://www.troweprice.com. The address of the principal executive offices of the Bremer Funds is 445 Minnesota Street, Suite 2000, Saint Paul, Minnesota 55101, the telephone number is 1-800-595-5552.

The shareholders solicited and entitled to vote on Proposals 1 and 2 of this Proxy Statement and Prospectus are outlined in the following table:

Proposal	Fund
1.Approval of Agreement and Plan of Reorganization relating to the Bremer Growth Stock Fund	Bremer Growth Stock Fund
2.Approval of Agreement and Plan of Reorganization relating to the Bremer Bond Fund	Bremer Bond Fund

INTRODUCTION

This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Directors of Bremer Investment Funds, Inc. (the "Bremer Board") for use at the Meeting to be held at the Bremer Service Center, 8555 Eagle Point Boulevard, Lake Elmo, Minnesota 55042, on November 3, 2006, at 10:00 a.m., Central Time. The approximate mailing date of this Proxy Statement and Prospectus is October 4, 2006.

Certain words or phrases that are used in this Proxy Statement and Prospectus are defined as follows:

Acquired Fund: Your Fund, which is a series of Bremer Investment Funds, Inc.

Acquiring Fund: The portfolio of either the T. Rowe Price Blue Chip Growth Fund, Inc. or T. Rowe Price New Income Fund, Inc. that is acquiring the assets of an Acquired Fund.

Bond Combined Fund: The T. Rowe Price New Income Fund after the Reorganization.

Bond Funds: The Bremer Bond Fund and the T. Rowe Price New Income Fund.

Bremer Board: The Board of Directors of Bremer Investment Funds, Inc.

Combined Fund: The Acquiring Fund after completion of the Reorganization.

Growth Combined Fund: The T. Rowe Price Blue Chip Growth Fund after the Reorganization.

Growth Funds: The Bremer Growth Stock Fund and the T. Rowe Price Blue Chip Growth Fund.

Fund: Either the Acquired Fund or Acquiring Fund, depending on the context.

Investment Company Act: The Investment Company Act of 1940, as amended.

Majority Shareholder Vote: more than 50% of the outstanding shares of the respective Acquired Fund.

Plan: The Agreement and Plans of Reorganization, which sets forth the terms of each Reorganization and is being submitted for shareholder approval.

Reorganization: The transaction through which the assets of an Acquired Fund will be acquired by an Acquiring Fund and shareholders of an Acquired Fund will become shareholders of an Acquiring Fund.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Plan, which is attached hereto as Exhibit I.

THE REORGANIZATIONS

What Shareholders of an Acquired Fund Will Receive in a Reorganization

If shareholders approve their Fund`s Reorganization and the Reorganization takes place:

The Acquiring Fund will acquire substantially all of the assets of the Acquired Fund;

Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund;

Shareholders holding shares of the Acquired Fund will receive shares of the Acquiring Fund (the "Corresponding Shares"); and

Corresponding Shares received by shareholders of the Acquired Fund will have the same aggregate net asset value as the shares of the Acquired Fund held immediately prior to the Reorganization.

No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

Reasons for the Reorganizations

On July 24, 2006, the Bremer Board unanimously approved each Reorganization, subject to shareholder approval. The Bremer Board, including all of the Bremer Independent Directors (as defined below), has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. The "Bremer Independent Directors" are the Directors who are not "interested persons" of Bremer Investment Funds, Inc. within the meaning of the Investment Company Act.

The Board of Directors of Bremer Investment Funds, Inc. unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. The Board of Directors has based this recommendation on its consideration of a number of factors, including the following:

the performance history of the Price Funds;

that the fees and expenses of each Acquiring Fund are lower than the fees and expenses of the respective Acquired Fund;

the potential benefits to shareholders from each Reorganization, such as services available to shareholders of the Acquiring Funds;

the fact that the interests of Acquired Fund shareholders will not be diluted as a result of a Reorganization; and

that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization.

For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals No. 1 and No. 2: Approval of the Plans--The Reorganizations" below.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) Bremer Trust, National Association ("Bremer Trust") will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur prior to the end of calendar year 2006), (ii) the Reorganizations will occur as soon as practicable after the Meeting, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set out in the Plan, and (iii) after the consummation of the Reorganizations, T. Rowe Price Associates, Inc. ("T. Rowe Price") will manage the assets of all of the Combined Funds. The Plan may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (a) by mutual agreement of the Bremer Board and the respective Board of Directors of the Price Corporations, as applicable (the "Price Boards"); (b) by an Acquired Fund if any condition to such Acquired Fund`s obligations has not been fulfilled or waived; or (c) by an Acquiring Fund if any condition to such Acquiring Fund`s obligations has not been fulfilled or waived.

FEE TABLES AND EXAMPLES

Actual Fee Table for Shareholders of each of the Bremer Growth Stock Fund and Price Blue Chip Growth
Fund (as of December 31, 2005) and Pro Forma Fee Table for T. Rowe Price Blue Chip Growth Fund
(as of December 31, 2005) *

	Actual			Pro Forma
	Bremer Growth Stock Fund	T. Rowe Price Blue Chip Growth Fund	T. Rowe Price Blue Chip Growth Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load ) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	None	None	None
Account Maintenance Fee (2)	None	$10	$10
Annual Fund Operating Expenses (as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees	0.70%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees (3)	0.25%	None	None
Other Expenses	0.30%	0.24%	0.24%
Total Annual Fund Operating Expenses Before Fee Waiver	1.25%	0.85%	0.85%
Fee Waiver (3)	(0.23%)	---	---
Net Expenses	1.02%	0.85%	0.85%

_________________________________
 As reflected in the Acquiring Fund`s May 1, 2006 Prospectus.

* "Other Expenses" are estimated for the Combined Funds.

(1) The Acquired Fund charges a fee of $10 for each wire redemption. The Acquiring Fund charges a fee of $5 for each wire redemption of less than $5,000.

(2) With respect to the Acquiring Fund, a $10 fee is charged for accounts with balances less than $2,000.

(3) The Acquired Fund has adopted a written plan of distribution under Rule 12b-1. The distribution fees paid by the Acquired Fund may not exceed an annual rate of 0.25% of the Acquired Fund`s average daily net assets. For the 12-month period ending February 28, 2007, the Bremer Board approved distribution fees of 0.02% for the Acquired Fund. The Acquiring Funds do not have a plan of distribution under Rule 12b-1. If shareholders do not approve the Reorganizations, there is no assurance Bremer Trust would continue to limit the amount of distribution fees.

These examples are intended to help you compare the cost of investing in the Growth Funds with the cost of investing in other mutual funds.

Examples:

An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:
	Cumulative Expenses Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you redeem your shares at the end of the period:
Bremer Growth Stock Fund	$104	$374	$664	$1,491
T. Rowe Price Blue Chip Growth Fund	87	271	471	1,049
Pro Forma T. Rowe Price Blue Chip Growth Fund	87	271	471	1,049

Actual Fee Table for Shareholders of each of the Bremer Bond Fund and the T. Rowe Price New Income
Fund  (as of May 31, 2006) and Pro Forma Fee Table for the T. Rowe Price New Income Fund
(as of May 31, 2006)*

	Actual			Pro Forma
	Bremer Bond Fund	T. Rowe Price New Income Fund	T. Rowe Price New Income Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is lower)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (1)	None	None	None
Account Maintenance Fee (2)	None	$ 10	$ 10
Annual Fund Operating Expenses(as a percentage of average net assets) (expenses that are deducted from Fund assets):
Management Fees	0.70%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees (3)	0.25%	None	None
Other Expenses	0.27%	0.21%	0.21%
Total Annual Fund Operating Expenses Before Fee Waiver
Reimbursement	1.22%	0.67%	0.67%
Fee Waiver (3)	(0.23%)	---	---
Net Expenses	0.99%	0.67%	0.67%

_______________

As of Acquiring Fund`s May 31, 2006 fiscal year end.

* "Other Expenses" are estimated for the Combined Funds.

(1) The Acquired Fund charges a fee of $10 for each wire redemption. The Acquiring Fund charges a fee of $5 for each wire redemption of less than $5,000.

(2) With respect to the Acquiring Fund, a $10 fee is charged for accounts with balances less than $2,000.

(3) The Acquired Fund has adopted a written plan of distribution under Rule 12b-1. The distribution fees paid by the Acquired Fund may not exceed an annual rate of 0.25% of the Acquired Fund`s average daily net assets. For the 12-month period ending February 28, 2007, the Bremer Board approved distribution fees of 0.02% for the Acquired Fund. The Acquiring Funds do not have a plan of distribution under Rule 12b-1. If shareholders do not approve the Reorganizations, there is no assurance Bremer Trust would continue to limit the amount of distribution fees.

These examples are intended to help you compare the cost of investing in the Bond Funds with the cost of investing in other mutual funds.

Examples:

An investor would pay the following expenses on a $10,000 investment, assuming (1) the Total Annual Fund Operating Expenses set forth in the table on the preceding page for the relevant Fund and (2) a 5% annual return throughout the period:

	Cumulative Expenses Paid for the Period of:
	1 Year	3 Years	5 Years	10 Years
Expenses if you redeem your shares at the end of the period:
Bremer Bond Fund	$101	$364	$648	$1,457
T. Rowe Price New Income Fund	68	214	373	835
Pro Forma T. Rowe Price New Income Fund	68	214	373	835

The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming that the Reorganization of the Bremer Growth Stock Fund was completed on December 31, 2005 and the Reorganization of the Bremer Bond Fund was completed on May 31, 2006.

The foregoing Examples assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals No. 1 and No. 2: Approval of the Plans."

THE FUNDS

Business of the Acquired Funds

Each Acquired Fund is organized as a separate series of Bremer Investment Funds, Inc., a Maryland corporation which was formed on August 26, 1996.

Business of the Acquiring Funds

The T. Rowe Price Blue Chip Growth Fund ("Price Blue Chip Growth Fund") is a separate series of T. Rowe Price Blue Chip Growth Fund, Inc., a Maryland corporation, which was incorporated on April 21, 1993. The T. Rowe Price New Income Fund ("Price New Income Fund") is a separate series of T. Rowe Price New Income Fund, Inc., a Maryland corporation, which was incorporated on August 14, 1973.

Comparison of the Funds

The main differences between the Funds, each of which is discussed in more detail below, are as follows:

Equity Funds

Investment Objectives

The Bremer Growth Stock Fund seeks long-term appreciation of capital by investing primarily in a portfolio of equity securities of established companies with above average prospects for growth or companies incurring significant positive fundamental change in their growth prospects. Dividend income, if any, is a secondary consideration. The Price Blue Chip Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. Both Funds` investment objectives are substantially the same.

Investment Policies

Both the Bremer Growth Stock Fund and the Price Blue Chip Growth Fund pursue a core-growth investment approach. The Bremer Growth Stock Fund invests substantially all, but at least 80%, of its total assets in common stocks, convertible securities, and other equity securities of companies which typically have an equity market capitalization of at least $1.0 billion. The Price Blue Chip Growth Fund will normally invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies (as defined by T. Rowe Price).

Bond Funds

Investment Objectives

The Bremer Bond Fund seeks to maximize total return, consistent with the preservation of capital and prudent investment management, through investment in an actively managed portfolio of bonds and other fixed-rate debt obligations with varying maturities. The Price New Income Fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities. Both Bond Funds` investment objectives are substantially the same.

Investment Policies

Both Bond Funds pursue their investment objectives by investing at least 80% of their assets in a mix of investment-grade bonds. The Price New Income Fund can invest up to 15% of its assets in bonds that are considered investment grade by one or more rating agencies but below investment grade by other such agencies. Additionally, while the Price New Income Fund can invest up to 5% of its assets in non-investment grade securities, the Bremer Bond Fund does not invest in non-investment grade bonds. The Price New Income Fund`s weighted average maturity is expected to be between four and 15 years while the Bremer Bond Fund`s weighted average effective maturity generally ranges between one and six years.

All Funds

Principal Risk Factors

For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

Trustees/Directors and Officers

Each of the Bremer Funds and the Price Funds is governed by a board of directors that meets regularly to review its respective Funds` investments, performance, expenses, and other business affairs. Each board elects its respective Funds` officers.

Management Arrangements

Comparison of Management Arrangements and Fees. Bremer Trust serves as the investment adviser for the Acquired Funds and T. Rowe Price serves as the investment adviser for the Acquiring Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" for more detailed information regarding the advisory arrangements of the Funds.

The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund and Acquiring Fund to Bremer Trust and T. Rowe Price, as applicable, for their management services:

Fund:	Advisory Fee Rate:
Bremer Growth Stock Fund	0.70%
Price Blue Chip Growth Fund	0.61%
Bremer Bond Fund	0.70%
Price New Income Fund	0.46%

The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

Combined Fund:	Pro Forma Effective Advisory Fee Rate:
Equity Combined Fund	0.61%
Bond Combined Fund	0.46%

Investment Management Agreements. The investment management agreements between the Price Corporations, on behalf of the Acquiring Funds, and T. Rowe Price (the "T. Rowe Price Investment Management Agreements") are similar to the Investment Management Agreement applicable to the Acquired Funds (the "Bremer Investment Management Agreement"), except for certain matters including the advisory fees and the identity of the adviser. See "Proposals No. 1 and No. 2: Approval of the Plans" for further discussion regarding these agreements. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price as part of the Combined Funds following completion of the Reorganizations.

Administrative Arrangements

T. Rowe Price provides administrative services to the Price Funds pursuant to the T. Rowe Price Investment Management Agreements. U.S. Bancorp Fund Services, LLC provides administrative services to the Bremer Funds. U.S. Bancorp Fund Services, LLC is not affiliated with Bremer Trust or the Bremer Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" for additional information regarding the Funds` administrative arrangements.

Distribution and Shareholder Servicing Arrangements

Distributor. Rafferty Capital Markets, LLC acts as the distributor of the shares of the Acquired Funds. Rafferty Capital Markets, LLC is not affiliated with Bremer Trust or the Bremer Funds. T. Rowe Price Investment Services, Inc. ("Price Investment Services" or the "Price Distributor"), an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" for additional information regarding the Funds` distribution arrangements.

Sales Charges. Both the Acquired Funds and the Acquiring Funds are "no-load" funds. This means that investors can purchase and redeem shares of the Funds without being subject to any sales charges.

Plan of Distribution. The Acquired Funds have adopted a written plan of distribution under Rule 12b-1. The distribution fees paid by an Acquired Fund may not exceed an annual rate of 0.25% of the Acquired Fund`s average daily net assets. For the 12-month period ending February 28, 2007, the Bremer Board approved distribution fees of 0.02% for each Acquired Fund. The Acquiring Funds do not have a plan of distribution under Rule 12b-1.

Other Service Agreements

T. Rowe Price Services, Inc., ("Price Services"), a wholly owned subsidiary of T. Rowe Price, acts as transfer and dividend disbursing agent to the Acquiring Funds, and will continue to act as such for the Combined Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" for additional information regarding these service agreements.

Other

Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund`s dividends and capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors, as the case may be, changes in fundamental policies, or approval of changes in investment advisory agreements.

Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" below, "Purchasing Shares" in the Acquired Funds Prospectus and "Purchasing Additional Shares" in the Acquiring Funds Prospectus.

Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" below, "Redeeming Shares" in the Acquired Funds Prospectus and "Exchanging And Redeeming Shares" in the Acquiring Funds Prospectus.

Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Proposals No. 1 and No. 2: Approval of the Plans" below, "Shareholder Services" in the Acquired Funds` Prospectus and "Exchanging And Redeeming Shares" in the Acquiring Funds` Prospectus.

Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals No. 1 and No. 2: Approval of the Plans" below, "Dividend, Distributions and Tax Consequences" in the Acquired Funds Prospectus and "Useful Information On Distributions and Taxes" in the Acquiring Funds Prospectus.

Net Asset Value. The price at which each Fund`s shares are purchased or redeemed is the Fund`s next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Time). For further discussion on net asset value and how it is determined, see "Proposals No. 1 and No. 2: Approval of the Plans" below, "Pricing of Shares" in the Acquired Funds Prospectus and "Pricing Shares and Receiving Sale Proceeds" in the Acquiring Funds Prospectus.

Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Dividends, Distributions and Tax Consequences" in the Acquired Funds Prospectus and "Useful Information On Distributions and Taxes" in the Acquiring Funds Prospectus.

Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code. This means that in the opinion of counsel no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals No. 1 and No. 2: Approval of the Plans."

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS

Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of the principal risks of investing in the Funds is set forth below. See the Acquired Funds Prospectus, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds.

All Funds

Loss of money is a risk of investing in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder`s investment in the Fund will not decrease. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk

Market risk is the risk that the market value of a Fund`s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole. The market value of equity securities is based largely upon the market`s perception of the issuing company`s value. Normally, the value of fixed income securities varies inversely with changes in prevailing interest rates.

Fund Management

The Funds are actively managed by their respective investment advisers. A Fund`s performance depends on the ability of its mangers to select and maintain a portfolio of securities that will achieve the Fund`s investment objectives. A Fund could under-perform compared with other funds having similar investment objectives.

Derivatives Risk

To the extent that a Fund invests in derivatives, such as futures and options, it is exposed to additional volatility and potential losses.

Country Risk

Foreign companies may not be subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies. In addition, some foreign stock exchanges, brokers and companies have less government supervision and regulation than their U.S. counterparts.

Investments in foreign securities involve country risk, which is the risk that the economy of a country will be damaged by political instability, financial problems or natural disasters. To the extent any investments are in developing companies, these risks would be heightened.

Bond Funds

In addition to the risks described above, investors in the Bond Funds should also consider the following additional risks.

Interest Rate Risk

Both Bond Funds are subject to interest rate risk. Interest rate risk is the risk that bond prices overall will decline over short- or even long-term periods due to rising interest rates. Interest rate risk is generally higher for long-

term bonds, and lower for short-term bonds. Because the Price New Income Fund`s weighted average maturity is expected to range between four and 15 years and the Bremer Bond Fund normally attempts to maintain a weighted average effective maturity of one to six years, the Price New Income Fund may have greater interest rate risk than the Bremer Bond Fund.

Credit Risk

Both Bond Funds are subject to credit risk, which is the risk that a bond issuer will have its credit ratings downgraded or will fail to pay interest and principal in a timely manner, reducing the Bond Fund`s return. The Bond Funds may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase. Additionally, the Price New Income Fund can invest in non-investment grade or "junk bonds" and the Bremer Bond Fund can not.

Prepayment Risk

Both Bond Funds are subject to prepayment risk, which is the risk that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. If forced to invest the unanticipated proceeds at lower rates, a Bond Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

PROPOSALS NO. 1 AND NO. 2: APPROVAL OF THE PLAN

THE REORGANIZATIONS

General

Under the Plan, the applicable Acquiring Fund will acquire substantially all of the assets of the respective Acquired Fund (net of accrued liabilities) solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund`s existence as a separate series of Bremer Investment Funds, Inc. will be terminated as soon as practicable following consummation of the respective Reorganization.

Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plan) and all other assets of such Acquired Fund as of such time, net of any accrued but unpaid liabilities of the Acquired Fund.

In the course of each Reorganization, each holder of shares of an Acquired Fund will receive Corresponding Shares of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders` proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund`s shareholders will have the same aggregate net asset value as each such shareholder`s interest in such Acquired Fund as of the Valuation Time. See "Terms of the Plan" below for information concerning the calculation of net asset value.

Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of a Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of a Reorganization, a shareholder of an Acquired Fund will hold a smaller percentage of ownership in the respective Combined Fund than he or she did in the Acquired Fund prior to the Reorganization. In addition, a shareholder of an Acquired Fund will end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place prior to the end of calendar year 2006. A Reorganization is not dependent on the consummation of the other Reorganization. If an Acquired Fund`s shareholders do not approve their respective Reorganization, the Bremer Board will consider other possible courses of action which may be in the best interests of shareholders, including liquidating the particular Fund. The Bremer Board may choose to abandon a Reorganization, even if it has been approved by shareholders.

Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, a form of which is attached hereto as Exhibit I.

Valuation of Assets and Liabilities

The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Pricing Shares and Receiving Sale Proceeds" and "Net Asset Value per Share" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively, and in accordance with the Acquiring Funds valuation procedures. The valuation procedures used by Price Blue Chip Growth Fund are generally comparable to those used by Bremer Growth Stock Fund, but could result in a different valuation of particular securities held by the Acquired Fund. The Bremer Growth Stock Fund does not anticipate any material pricing differences under the two sets of procedures. The valuation procedures used by the Bond Funds differ in that Price New Income Fund values debt securities at bid prices and Bremer Bond Fund uses the mean of bid and asked prices. This difference in pricing methods could result in lower valuations of portfolio securities held by the Acquired Fund; however, the exact amount of any difference between the valuations of the two funds can not be determined at this time.

Purchase and redemption orders for an Acquired Fund`s shares which have not been received by the Valuation Time will be treated as purchase or redemption orders for the corresponding Price Fund.

Issuance and Distribution of Corresponding Shares

On the Closing Date (as defined in the Plan), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders` proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund`s shareholder will have the same aggregate net asset value as such shareholder`s interest in such Acquired Fund as of the Valuation Time.

Expenses

All costs of the Reorganizations incurred by Bremer Investment Funds, Inc. or the Acquired Funds will be borne by Bremer Trust or an affiliate thereof, regardless of whether the Reorganizations are consummated. All costs of the Reorganizations incurred by the Price Corporations and the Acquiring Funds will be borne by them unless assumed by T. Rowe Price, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Acquired Funds or their shareholders.

Required Approvals

The Plan requires approval of each Reorganization by Majority Shareholder Vote.

Amendments and Conditions

The Plan may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the Plan, as it relates to each particular Fund, are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund`s shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

Termination, Postponement and Waivers

Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund`s shareholders, prior to the Closing Date, or the Closing Date may be postponed: (i) by mutual agreement of the Bremer Board and the Price Boards; (ii) by an Acquired Fund if any condition to such Acquired Fund`s obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund`s obligations has not been fulfilled or waived.

Bremer Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

In approving the Plan and the Reorganizations, the Bremer Board considered a variety of factors, including:

The terms and conditions of the Reorganizations.

The historical performance records of the Acquired Funds and Acquiring Funds in relation to each other and their benchmark indices.

The similarities and differences between the investment objectives and strategies of the Acquired Funds and the Acquiring Funds. The Bremer Board also considered the potential tax consequences and other costs to shareholders of the realignment of the portfolios of the Bremer Funds prior to the Reorganizations in order to conform with the objectives and investment policies of the Price Funds. The Bremer Board took into account that the disposition of assets would result in the realization of taxable gains by shareholders of the Bremer Funds.

That the gross and net expense ratios of the Acquiring Funds are lower than the gross and net expense ratios of the Acquired Funds.

That the annual advisory fee rates payable by the Acquiring Funds are lower than the rates of the Acquired Funds.

The investment experience, expertise and resources of T. Rowe Price and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services. The Bremer Board took into consideration T. Rowe Price`s reputation as a high quality service provider and the large array of other funds with which shareholders of the Combined Funds would have exchange privileges.

That the interests of the shareholders of each Acquired Fund would not be diluted as a result of the Reorganization, because each shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time.

That each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

That Bremer Trust, the investment manager for the Bremer Funds, will bear all expenses of the Acquired Funds relating to the Reorganizations. The Bremer Board was informed that T. Rowe Price had agreed to pay Bremer Trust an amount equal to 42.5 basis points of the value of the aggregate net assets of the Acquired Funds transferred to the Price Funds on the Closing Date if the Reorganizations are consummated. Based on the net asset value of the Funds as of September 15, 2006, Bremer Trust would receive a payment of $638,137. The actual payment may be higher or lower, depending on the net asset value of the Funds on the Closing Date.

Alternatives available to the Acquired Funds, including liquidation or maintaining the Funds as is. The Bremer Board took into account Bremer Trust`s desire to refocus its investment management staff toward individual client portfolio management. The Bremer Board determined that the Reorganizations presented a more desirable option for Acquired Fund shareholders than liquidation or maintaining the Funds as is.

Increasing administrative, compliance and legal expenses resulting from a regulatory environment that is becoming more burdensome for small funds.

In approving the Reorganizations, the Bremer Board, including all of the Bremer Independent Directors, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. The Bremer Board approved the Plan and directed that the Plan and Reorganizations be submitted to the shareholders of the Acquired Funds for approval.

The Board of Directors of Bremer Investment Funds, Inc. unanimously recommends that the shareholders of each Acquired Fund approve the Plan that relates to their Fund. Approval of a Plan by one Acquired Fund is not contingent upon the approval of a Plan by the other Acquired Fund.

The Price Boards have also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

General

Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. This means that, in the opinion of counsel, no gain or loss will be recognized by a shareholder of an Acquired Fund for Federal income tax purposes as a result of a Reorganization.

As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Briggs and Morgan, Professional Association ("Briggs and Morgan"), counsel to the Acquired Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a "party to a reorganization" under Section 368(b) of the Code, (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for his or her shares of such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in such Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefore and (vii) the Acquiring Fund`s tax basis in the assets that the Acquiring Fund receives from the Acquired Fund should be the same as the Acquired Fund`s tax basis in such assets immediately prior to such exchange. Briggs and Morgan`s opinion will be based upon certain representations made by the parties to the Reorganizations.

An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund`s shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund`s shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains.

To the extent that an Acquired Fund has loss carryforwards at the time of the respective Reorganization, Acquired Fund shareholders may not be able to benefit from such loss carryforwards after the Reorganizations.

Prior to the closing of the Reorganizations, each Acquired Fund will declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

Certain portfolio securities currently held by the Acquired Funds will likely be sold prior to the Reorganizations in order to realign each Acquired Fund`s portfolio to correspond with the portfolio of the Acquiring Fund. It is possible that such sales could be significant to the Acquired Funds; however, the exact amount of any such sales and whether and to what extent they will affect loss carryforwards or result in taxable distributions to shareholders of an Acquired Fund will be influenced by a variety of factors and can not be determined at this time.

Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the non-United States, state, local and other tax consequences of the Reorganizations.

Status as a Regulated Investment Company

All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Funds intend to continue to qualify as regulated investment companies. An Acquired Fund`s existence as a series of Bremer Investment Funds, Inc. will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of July 31, 2006, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

	Bremer Growth Stock Fund	Price Blue Chip Growth Fund	Adjustment to Shares Outstanding*	Pro Forma Price Blue Chip Growth Fund
Total Net Assets	$65,705,519	$7,863,311,898		$7,929,017,417
Shares Outstanding	4,513,901	246,447,761	(2,454,812)	248,506,850
Net Asset Value Per
Share	$14.56	$31.91		$31.91

	Bremer Bond Fund	Price New Income Fund	Adjustment to Shares Outstanding*	Pro forma Price New Income Fund
Total Net Assets	$81,480,576	$3,912,246,550		$3,993,727,126
Shares Outstanding	8,333,064	446,703,827	968,372	456,005,263
Net Asset Value Per
Share	$9.78	$8.76		$8.76

* This column shows the decrease or increase in the amount of total shares outstanding as a result of the change in net asset value per share between the Bremer Fund and the Price Fund.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the Valuation Time.

COMPARISON OF THE FUNDS

Investment Policies

The principal investment objectives and investment strategies of each Fund are set forth above under "Summary." The Funds` investment strategies are further described below.

Bremer Growth Stock Fund

The Growth Stock Fund invests substantially all, but at least 80%, of its total assets in common stocks, convertible securities, and other equity securities of companies which typically have an equity market capitalization of at least $1.0 billion. Due to the exposure to equities, the Fund`s net asset value may be subject to greater fluctuations than a portfolio containing a majority of fixed income securities.

The Growth Stock Fund invests primarily in common stocks chosen on the basis of traditional research techniques, including the assessment of corporate growth prospects, as well as risk and volatility characteristics. The Growth Stock Fund may invest in common stocks, preferred stocks, warrants and put or call options on stocks.

The Growth Stock Fund may also invest in the securities of foreign companies which are traded on U.S. securities exchanges or on the OTC market in depository receipt form. Such foreign corporate securities may present greater risks in the form of nationalization, confiscation, domestic marketability or other national or international political events.

Price Blue Chip Growth Fund

The fund will normally invest in at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of T. Rowe Price, are well established in their industries and have the potential for above average earnings growth. The fund focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The fund`s investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the fund targets will have good prospects for dividend growth.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the fund will invest most assets in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Bremer Bond Fund

Under normal market conditions, The Bond Fund invests at least 80% of its total assets in investment grade debt securities, as rated at the time of purchase. If the rating of a security is reduced or discontinued after purchase, the Bond Fund is not obligated to sell the security, but may consider doing so. The Bond Fund will invest in obligations issued or guaranteed by the U.S. Government or its agencies; obligations issued or guaranteed by foreign governments and obligations of domestic or foreign corporations (rated Baa or better by Moody`s, BBB or better by S&P), or unrated if determined by the Investment Adviser to be of comparable quality); and mortgage-backed and other asset-backed securities. Mortgage-backed securities in which the Bond Fund may invest include mortgage pass-through certificates and multiple class pass-through certificates, real estate mortgage investment conduit pass-through certificates and collateralized mortgage obligations.

The obligations in which the Bond Fund invests will have various maturities depending upon current and forecasted levels of interest rates and the shape of the yield curve. Under normal market conditions, the Bond Fund generally attempts to maintain a weighted average effective maturity of one to six years and an average effective duration of one to five years. Duration is a measure of the expected life of a fixed income security having greater precision than the concept of "term to maturity." Duration incorporates a bond`s yield, coupon interest payments, final maturity and call features into one measure. The Bond Fund`s duration is generally shorter than its average maturity, which is only a measure of when final payment is due. Duration is one of the fundamental tools used by the Investment Adviser in selecting securities for the Bond Fund. Duration can be used to estimate the effect of interest rates on a bond fund`s share price by multiplying the fund`s duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point.

Price New Income Fund

In seeking income and capital preservation, the fund pursues a total return strategy. Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what it believes are favorable total return (income plus changes in principal) characteristics.

The fund will invest at least 80% of the fund`s total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

Eighty percent of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies ( Standard & Poor`s, Moody`s, and Fitch IBCA, Inc.) that have assigned a rating to the security. If the security is unrated, it must be deemed to be of investment-grade quality by T. Rowe Price. Up to 5% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency but below investment grade by others. In addition, the fund may invest up to 5% of total assets in securities that have not received an investment grade rating by any major credit rating agency.

The fund has considerable flexibility in seeking high yields. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio`s weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

Directors and Officers

The Price Funds are governed by the Price Boards. The Board of Directors of T. Rowe Price Blue Chip Growth Fund, Inc. currently consists of nine individuals, seven of whom are independent of T. Rowe Price ("Price Independent Directors"). The Board of Directors of T. Rowe Price New Income Fund, Inc. currently consists of nine individuals, seven of whom are Price Independent Directors.

The Price Boards are responsible for the overall supervision of the Price Funds and perform various duties imposed on directors of investment companies by the Investment Company Act. Directors and officers of the Price Funds are also directors/trustees and officers of some or all of the other investment companies managed, administered or advised by T. Rowe Price, and distributed by Price Investment Services and other affiliates. The Price Boards elect the Acquiring Funds` officers. For additional information regarding the Price Boards see "Management of the Funds" in the Acquiring Funds Statement.

Management and Administrative Arrangements

Overview

Bremer Trust, a national banking association organized under the laws of the United States, is located at 445 Minnesota Street, Suite 2000, Saint Paul, Minnesota 55101. T. Rowe Price, a Maryland corporation, is located at 100 East Pratt Street, Baltimore, Maryland 21202. Bremer Trust currently serves as the investment adviser for the Acquired Funds and T. Rowe Price currently serve as the investment adviser for the Acquiring Funds. After the Reorganization, T. Rowe Price will serve as the investment adviser to both of the Combined Funds.

T. Rowe Price

T. Rowe Price and its affiliates had over $293 billion in assets under management as of June 30, 2006.

Each of the Price Funds has an Investment Advisory Committee. The chairman of each Committee has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the Fund`s investment program.

The Investment Advisory Committee for the T. Rowe Price Blue Chip Growth Fund has the following members: Larry J. Puglia, Chairman, P. Robert Bartolo, Peter J. Bates, D. Kyle Cerminara, Donald J. Easley, Henry M. Ellenbogen, Thomas J. Huber, Kris H. Jenner, Jason Nogueira, Timothy E. Parker, Robert W. Sharps, Robert W. Smith, and Joshua K. Spencer. Mr. Puglia has been chairman of the fund`s committee since 1996. He joined
T. Rowe Price in 1990 and has been managing investments since 1993. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.

The Investment Advisory Committee for the T. Rowe Price New Income Fund has the following members: Daniel O. Shackelford, Chairman, Connice A. Bavely, Brian J. Brennan, Patrick S. Cassidy, Alan D. Levenson, Mary J. Miller, Edmund M. Notzon III, Vernon A. Reid, Jr., and David A. Tiberii. Mr. Shackelford became chairman of the fund`s committee in 2002. He joined T. Rowe Price in 1999 and has been managing investments since that time. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.

After the Reorganizations, these portfolio managers will continue to manage the Combined Funds.

Comparison of the Investment Management Agreements

The Bremer Investment Management Agreement and the T. Rowe Price Investment Management Agreements are similar, except for certain matters, including the advisory fees and the identity of the adviser.

The advisory fees payable by the Acquired Funds to Bremer Trust are set out above under "Fee Tables and Examples." The advisory fees payable by the Acquiring Funds to T. Rowe Price are set out above under "Fee Tables and Examples."

The advisory fees payable by each of the Price Funds are at a lower annual rate than the advisory fees paid by the Bremer Funds. The Bremer Funds and the Price Funds each pay a separate fee for administrative services. See "Administrative Arrangements" below for more information on the Funds` administrative arrangements.

If shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by T. Rowe Price as part of the Combined Funds. The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds.

Administrative Arrangements

T. Rowe Price Associates provides accounting services to the T. Rowe Price funds. T. Rowe Price Services, Inc. acts as the transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc. provides recordkeeping, sub-transfer agency, and administrative services for certain types of retirement plans investing in the funds. These companies receive compensation from the funds for their services. The funds may also pay third-party intermediaries for performing shareholder and administrative services for underlying shareholders in omnibus accounts. All such fees are included in the fees and expenses table under Other expenses and the fund`s financial statements.

Distribution and Shareholder Servicing Arrangements

Distributor

Rafferty Capital Markets, LLC ("Rafferty") acts as the principal distributor of the shares of the Acquired Funds. Rafferty is not affiliated with Bremer Trust. Price Investment Services, an affiliate of T. Rowe Price, acts as the distributor of the shares of the Acquiring Funds. All of the Funds are no-load and their shares are sold and redeemed at net asset value without the imposition of any sales charges. The address of Rafferty is 59 Hilton Avenue, Suite 101, Garden City, New York 11530. The address of Price Investment Services is 100 East Pratt Street, Baltimore, Maryland 21202. After consummation of the Reorganizations, Price Investment Services will continue to provide distribution services to each Combined Fund.

Plan of Distribution

The Acquired Funds have adopted a written plan of distribution under Rule 12b-1. The distribution fees paid by an Acquired Fund may not exceed an annual rate of 0.25% of the Acquired Fund`s average daily net assets. For the 12-month period ending February 28, 2007, the Bremer Board approved distribution fees of 0.02% for each Acquired Fund. The Acquiring Funds do not have a plan of distribution under Rule 12b-1.

Other Service Agreements with Affiliates

Price Services, a wholly owned subsidiary of T. Rowe Price, acts as the Acquiring Funds transfer and dividend disbursing agent and provides shareholder and administrative services. The address for Price Services is 100 East Pratt Street, Baltimore, Maryland 21202.

Purchase, Exchange and Redemption of Shares

The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Minimum initial investment	non-retirement accounts: $2,000	non-retirement accounts: $2,500
	retirement accounts: $500	retirement accounts: $1,000
	automatic investment plan: $100 per month or quarter	gifts or transfers to minors: $1,000

Minimum subsequent investments	$100	non-retirement account: $100
retirement account: $50
gifts or transfers to minors: $50

Purchases	By ACH Transfer, mail (check), wire, or through automatic investment plan	By ACH Transfer, mail (check), wire, or through Automatic Asset Builder

Purchase, Redemption and Exchange Features	Acquired Funds	Acquiring Funds

Redemption	By mail or telephone	By mail or telephone

Exchanges	Shares of an Acquired Fund may be exchanged for shares of any other Acquired Fund, subject to a minimum transfer of $2,000	Shares of an Acquiring Fund may be exchanged for shares of any other Acquiring Fund or other T. Rowe Price mutual fund.

Redemption Fees	$15 for wire redemptions	$5 for wire redemptions less than $5,000

Dividend Distribution and Account Policies

The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectus, Acquiring Funds Prospectus, Acquired Funds Statement and Acquiring Funds Statement.

Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Price of

Shares" in the Acquired Funds Prospectus and "Pricing Shares and Receiving Sale Proceeds" in the Acquiring Funds Statement.

Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value. When you sell shares of a Fund, you receive the net asset value minus any applicable redemption fees.

Dividends. The Bremer Growth Stock Fund and the Price Blue Ship Growth Fund both declare and pay dividends, if any, annually, generally in December. The Bremer Bond Fund and the Price New Income Fund both declare dividends, if any, daily and pay monthly. Each of the Funds distributes capital gains, if any, at least annually. See "Dividends, Distributions and Tax Consequences" in the Acquired Funds Prospectus and "Dividends and Other Distributions" and "Capital Gain Payments" in the Acquiring Funds Prospectus.

Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested all dividends and distributions, if any, will be reinvested. See "Dividends, Distributions and Tax Consequences" in the Acquired Funds Prospectus and "Dividends and Other Distributions" in the Acquiring Funds Prospectus.

Payment Following Redemption. Each Fund will normally send the proceeds from a redemption on the next business day, but may delay payment for up to seven days. Payment also may be delayed if the shares to be redeemed were purchased by a check that has not cleared. See "Redeeming Shares" in the Acquired Funds Prospectus and "Pricing Shares and Receiving Sale Proceeds" in the Acquiring Funds Prospectus.

Performance

General

The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

Average annual total return is determined in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 3-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

(a)All dividends and distributions are reinvested at net asset value; and

(b)Complete redemption occurs at the end of the 1-, 3-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

Average Annual Total Returns for the Periods Ended December 31, 2005

Bremer Growth Stock Fund	Year to Date (6/30/06)	1 Year	5 Years	10 Years	Since Inception (1/27/97)
Return Before Taxes	0.55%	2.93%	-2.53%	N/A	4.97%
Return After Taxes on Distributions	N/A	2.86%	-2.58%	N/A	4.81%
Return After Taxes on Distributions and Sale of Fund Shares	N/A	1.99%	-2.14%	N/A	4.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.70%	4.91%	0.54%	N/A	7.30%

Bremer Bond Fund	Year to Date (6/30/06)	1 Year	5 Years	10 Years	Since Inception (1/27/97)
Return Before Taxes	0.16%	1.28%	4.51%	N/A	5.04%
Return After Taxes on Distributions	N/A	-0.04%	2.79%	N/A	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	N/A	0.83%	2.83%	N/A	3.08%
Lehman Brothers Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-0.13%	2.05%	N/A	5.50%	6.20%

Price Blue Chip Growth Fund	Year to Date (6/30/06)	1 Year	5 Years	10 Years
Return Before Taxes	-1.16%	5.95%	-0.53%	9.11%
Return After Taxes on Distributions	N/A	5.91%	-0.55%	8.86%
Return After Taxes on Distributions and Sale of Fund Shares	N/A	3.92%	-0.45%	8.01%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.70%	4.91%	0.54%	9.07%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)	-2.93%	7.58%	-4.29%	6.21%

Price New Income Fund	Year to Date (6/30/06)	1 Year	5 Years	10 Years
Return Before Taxes	-1.11%	4.60%	7.37%	6.93%
Return After Taxes on Distributions	N/A	3.21%	5.40%	4.56%
Return After Taxes on Distributions and Sale of Fund Shares	N/A	2.97%	5.09%	4.45%
Lehman Brothers U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	-0.72%	4.34%	7.71%	7.72%
Lipper Corporate Debt Funds A-Rated Average (reflects no deduction for fees, expenses or taxes)	-0.95%	4.09%	6.99%	7.14%

Financial Highlights

	Year ended December 31
Price Blue Chip Growth Fund	2001	2002	2003	2004	2005b

Net asset value,beginning of period	$33.85	$28.97	$21.95	$28.45	$30.92
Income From Investment Operations
Net investment income	(0.02)	—	0.02	0.16	0.09
Net gains or losses on securities (both realized and unrealized)	(4.86)	(7.02)	6.51	2.47	1.75
Total from investment operations	(4.88)	(7.02)	6.53	2.63	1.84
Less Distributions
Dividends (from net investment income)	—	—	(0.03)	(0.16)	(0.08)
Distributions (fromcapital gains)	—	—	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	—	—	(0.03)	(0.16)	(0.08)
Net asset value,end of period	$28.97	$21.95	$28.45	$30.92	$32.68
Total return	(14.42)%	(24.23)%	29.75%	9.25%	5.95%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$6,242	$4,482	$6,300	$7,236	$7,943
Ratio of expenses to average net assets	0.96%	0.96%	0.95%	0.88%	0.85%
Ratio of net income to average net assets	(0.06)%	0.00%	0.10%	0.56%a	0.28%
Portfolio turnover rate	48.3%	46.2%	32.6%	31.9%	43.9%

a Includes the effect of a one-time special dividend (0.38% of average net assets) that is not expected to recur.

b Per share amounts calculated using average shares outstanding method.

	Year ended May 31
Price New Income Fund	2002	2003	2004	2005 a	2006 a

Net asset value,beginning of period	$8.53	$8.70	$9.21	$8.87	$9.14
Income From Investment Operations
Net investment income	0.47	0.37	0.32	0.35	0.38
Net gains or losses on securities (both realized and unrealized)	0.17	0.52	(0.34)	0.29	(0.42)
Total from investment operations	0.64	0.89	(0.02)	0.64	(0.04)
Less Distributions
Dividends (from net investment income)	(0.47)	(0.38)	(0.32)	(0.36)	(0.39)
Distributions (fromcapital gains)	—	—	—	(0.01)	(0.02)
Returns of capital	—	—	—	—	—
Total distributions	(0.47)	(0.38)	(0.32)	(0.37)	(0.41)
Net asset value,end of period	$8.70	$9.21	$8.87	$9.14	$8.69
Total return	7.68%	10.52%	(0.26)%	7.27%	(0.49)%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,863	$2,266	$2,512	$3,246	$3,865
Ratio of expenses to average net assets	0.72%	0.74%	0.71%	0.69%	0.67%
Ratio of net income to average net assets	5.38%	4.23%	3.56%	3.85%	4.23%
Portfolio turnover rateb	222.0%	221.2%	219.0%	135.9%	111.1%

aPer share amounts calculated using average shares outstanding method.

bThe portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions had these transactions been excluded from the calculation, the portfolio turnover for the years ended May 31, 2006, May 31, 2005, May 31, 2004, May 31, 2003, and May 31, 2002 would have been 104.7%, 108.5%, 123.1%, 113.1%, and 167.9%, respectively.

Shareholder Rights

Shareholder rights are substantially the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund`s capital gain distributions and to cast one vote per share, with fractional shares voting proportionally, on certain Fund matters, including the election of directors or trustees, changes in fundamental policies, or approval of changes in the Fund`s investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

The Funds are not required to hold annual meetings and do not intend to do so unless the Investment Company Act requires an election of directors by shareholders. Under the Bremer Investment Funds, Inc.`s Bylaws, shareholders representing at least 10% of the outstanding shares entitled to vote may order a special meeting if they wish on any matter on which they are entitled to vote. Under each Price Corporation`s By-Laws, special meetings of shareholders may be ordered on the written request of shareholders entitled to cast (i) in the case of a meeting for the purpose of removing a director, at least 10% and (ii) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such a meeting.

Bremer Investment Funds, Inc. and each of the Price Corporations is a Maryland corporation. A shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation.

A shareholder vote is required by Maryland law to amend the charter of a Maryland corporation, or to dissolve a Maryland corporation or to dissolve a Maryland corporation.

Tax Information

The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Dividends, Distributions and Tax Consequences" in the Acquired Funds Prospectuses and "Useful Information on Distributions and Taxes" in the Acquiring Funds Prospectus.

Portfolio Transactions

The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Bremer Trust and T. Rowe Price may each consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage or research services provided. For further discussion of these procedures, see in the Acquired Funds Statement and "Portfolio Transactions" in the Acquiring Funds Statement.

Additional Information

Independent Registered Public Accounting Firms

Currently Ernst & Young LLP serves as the independent registered public accounting firm of the Acquired Funds and PricewaterhouseCoopers LLP serves as the independent registered public accounting firm of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that PricewaterhouseCoopers LLP will serve as the independent registered public accounting firm of the Combined Funds. The principal business address of PricewaterhouseCoopers LLP is 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Minneapolis, Minnesota 55402.

Custodian

U.S. Bank, N.A. acts as the custodian of the assets of the Acquired Funds. State Street Bank and Trust Company ("State Street") acts as the custodian of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodians of the Combined Funds. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agent

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent with respect to each Acquired Fund. Price Services, 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent with respect to each Acquiring Fund. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that Price Services will continue to serve as the transfer agent of the Combined Funds.

Capital Stock

The Acquired Funds are authorized to issue up to 500 million shares of Common Stock, $.0001 par value per share. Of these shares, 100 million have been authorized for each of the Bremer Growth Stock Fund and the Bremer Bond Fund. The T. Rowe Price Blue Chip Growth Fund is authorized to issue up to one billion shares of Common Stock, $.0001 par value per share. The T. Rowe Price New Income Fund is authorized to issue up to one billion shares of Common Stock, $1.00 par value per share. See "Fund History" in the Acquired Funds Statement and "Capital Stock (Maryland Corporations)" in the Acquiring Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively.

Shareholder Inquiries

Shareholder inquiries with respect to the Acquired Funds may be addressed to Bremer Investment Funds, Inc., Suite 2000, 445 Minnesota Street, Saint Paul, MN 55101, or by calling toll free 1-888-370-0010. Shareholder inquiries with respect to the Acquiring Funds may be addressed to T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202 or by calling toll free 1-800-638-5660.

GENERAL

INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

The Meeting will be held on November 3, 2006, at 10:00 a.m. Central Time, at the Bremer Service Center, 8555 Eagle Point Boulevard, Lake Elmo, Minnesota 55042.

Solicitation, Revocation and Use of Proxies

A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of Bremer Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the Plan.

It is not anticipated that any matters other than the approval of the Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

Only holders of record of shares of the Acquired Funds at the close of business on September 15, 2006 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each of the Acquired Funds that are issued and outstanding and entitled to vote at the close of business on the Record Date.

Acquired Fund	Outstanding Shares
Bremer Growth Stock Fund	4,492,030
Bremer Bond Fund	8,319,006

Security Ownership of Certain Beneficial Owners and Management of the Funds

As of September 15, 2006 the following persons owned of record or, to the knowledge of the Bremer Funds, beneficially, 5% or more of the outstanding shares of the Bremer Growth Stock Fund or the Bremer Bond Fund.

Name of Fund	Name and Address of Shareholder	Percentage of Shares Held of Record	Percentage of Shares Held Beneficially
Bremer Growth Stock Fund	JAS & Co. c/o Bremer Trust Suite 2000 445 Minnesota Street St. Paul, MN 55101	95.2	-0-
	Bremer Trust, National Association Suite 2000445 Minnesota Street St. Paul, MN 55101	-0-	(1)
Bremer Bond Fund	JAS & Co. c/o Bremer Trust Suite 2000 445 Minnesota Street St. Paul, MN 55101	99.2%	-0-
	Bremer Trust, National Association Suite 2000 445 Minnesota Street St. Paul, MN 55101	-0-	(1)

(1)Bremer Trust exercises voting or dispositive power over Bremer Fund shares owned by clients with discretionary accounts. These accounts represent substantially all of the Bremer Funds` shares held of record by JAS & Co. Bremer Trust disclaims beneficial ownership of such shares. Under applicable SEC definitions, a person beneficially owning more than 25% of the voting securities of a fund is deemed to control the fund.

To the knowledge of the Price Funds, as of July 31, 2006, the following shareholders owned beneficially or of record more than 5% of the outstanding voting securities of the Price Funds:

Name of Fund	Name and Address of Shareholder	Percentage of Shares Owned	Percentage of Class of Shares of Combined Fund After the Reorganization on a Pro Forma Basis
Price Blue Chip Growth Fund	Fidelity Investments Institutional Operations Company FIIOC as Agent for Merck & Co. Inc. 100 Magellan Way (KW1C) Covington, Kentucky 41015	4.25%	5.21%
	Pirateline & Co. T. Rowe Price Associates	6.76%	6.71%
	T. Rowe Price Retirement Plan Services Blue Chip Growth Fund Attn.: Asset Reconciliations P.O. Box 17215 Baltimore, Maryland 21297-1215	30.65%(a)	30.42%
Price New Income Fund	Retirement Portfolio 2010 T. Rowe Price Associates	10.88%	10.59%
	Retirement Portfolio 2015 T. Rowe Price Associates	5.66%	5.51%
	Retirement Portfolio 2020 T. Rowe Price Associates	8.65%	8.42%
	T. Rowe Price Trust Company Attn.: TRPS Institutional Control Department	7.50%	7.30%
	Yachtcrew & Co. T. Rowe Price Associates	22.65%	22.05%

____________________

*Assuming that the value of the shareholder`s interest in the Fund on the date of the consummation of the applicable Reorganization was the same as on March 31, 2006.

(a)T. Rowe Price Retirement Plan Services, Inc., is a wholly owned subsidiary of T. Rowe Price Associates, Inc., which is a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Retirement Plan Services is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Retirement Plan Services and are normally voted by various retirement plans and retirement plan participants.

At September 15, 2006, the directors and officers of the Bremer Funds as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of Bremer Investment Funds, Inc..

At July 31, 2006, the Directors and Executive Officers of the Price Funds as a group (10 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund.

Voting Rights and Required Vote

Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the Plan. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to the other Acquired Fund. Approval of a Plan by an Acquired Fund requires a Majority Shareholder Vote.

Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum at the Meeting. Assuming the presence required by a Majority Shareholder Vote, abstentions and broker non-votes will have the same effect as a vote against approval of the applicable Plan.

If, by the time scheduled for the Meeting, sufficient votes in favor of approval of a Plan are not received from the shareholders of an Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. An affirmative vote of a majority of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the Meeting will suffice for any such adjournment. Shares voting against the proposed reorganization will be voted against any proposed adjournment. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

ADDITIONAL INFORMATION

The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus ("proxy expenses") will be borne by Bremer Trust or an affiliate thereof.

Bremer Trust or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain officers or employees that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. The cost of soliciting proxies will be borne by Bremer Trust or an affiliate thereof.

This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which Bremer Funds and Price Funds have filed on their behalf with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by Bremer Investment Funds, Inc. on behalf of the Acquired Funds or the applicable Price Corporation on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

LEGAL PROCEEDINGS

There are no material legal proceedings to which any of the Funds is a party.

LEGAL OPINIONS

Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon for the Acquiring Funds by Henry H. Hopkins, Esquire. Certain tax matters in connection with the Reorganizations will be passed upon for the Acquired Funds by Briggs and Morgan, Professional Association, 2200 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, counsel for the Acquired Funds.

SHAREHOLDER PROPOSALS

A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Bremer Board relating to such meeting is to be made in order to be considered in such Acquired Fund`s proxy statement and form of proxy relating to the meeting. If Proposals No. 1 and 2 are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

By Order of the Board of Directors

/s/Timothy Murphy
Timothy Murphy
Secretary, Bremer Investment Funds, Inc.

EXHIBIT I

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

DATED AS OF SEPTEMBER 20, 2006

TABLE OF CONTENTS

1.	Defined Terms: Section and Exhibits; Miscellaneous Terms	46
	a. Definitions	46
	b. Use of Defined Terms	49
	c. Sections and Exhibits	49
	d. Miscellaneous Terms	49

2.	The Reorganizations	49
	a. Transfer of Assets	49
	b. Issuance and Valuation of Shares in the Reorganization	50
	c. Distribution of Shares to the Acquired Fund Shareholders	50
	d. Interest; Proceeds	50
	e. Valuation Time	51
	f. Evidence of Transfer	51
	g. Termination	51
	h. Separate Agreements; Reorganizations Not Conditioned on One Another	51

3.	Representations and Warranties of the Acquired Fund	51
	a. Formation and Qualification	51
	b. Licenses	52
	c. Authority	52
	d. Audited Financial Statements	52
	e. Unaudited Financial Statements	52
	f. Prospectus and Statement of Additional Information	53
	g. Litigation	53
	h. Material Contracts	53
	i. No Conflict	53
	j. Undisclosed Liabilities	54
	k. Taxes	54
	1. Assets	54
	m. Consents	54
	n. N-14 Registration Statement	54
	o. Capitalization	55
	p. Books and Records	55

4.	Representations and Warranties of the Acquiring Fund	55
	a. Formation and Qualification	55
	b. Licenses	55
	c. Authority	56
	d. Audited Financial Statements	56
	e. Unaudited Financial Statements	56
	f. Prospectus and Statement of Additional Information	56
	g. Litigation	57
	h. Material Contracts	57
	i. No Conflict	57
	j. Undisclosed Liabilities	57
	k. Taxes	57
	1. Consents	58
	m. N-14 Registration Statement	58
	n. Capitalization	58
	o. Shares	58

5.	Covenants of the Acquired Fund and the Acquiring Fund	59
	a. Special Shareholders` Meeting	59
	b. Unaudited Financial Statements	59
	c. Share Ledger Records of the Acquiring Fund	59
	d. Conduct of Business	59
	e. Termination of the Acquired Fund	60
	f. Filing of N-14 Registration Statement	60
	g. Shares	60
	h. Tax Returns	61
	i. Combined Proxy Statement and Prospectus Mailing	61
	j. Confirmation of Tax Basis	61
	k. Shareholder List	61

6.	Closing Date	61

7.	Conditions of the Acquired Fund	62
	a. Representations and Warranties	62
	b. Performance	62
	c. Shareholder Approval	62
	d. Approval of Board of Directors	62
	e. Deliveries by the Acquiring Fund	62
	f. No Material Adverse Change	63
	g. Absence of Litigation	63
	h. Proceedings and Documents	63
	i. N-14 Registration Statement	63
	j. Compliance with Laws; No Adverse Action or Decision	63
	k. Tax Opinion	64

8.	Conditions of the Acquiring Fund	64
	a. Representations and Warranties	64
	b. Performance	65
	c. Shareholder Approval	65
	d. Approval of Board of Directors	65
	e. Deliveries by the Acquired Fund	65
	f. No Material Adverse Change	65
	g. Absence of Litigation	66
	h. Proceedings and Documents	66
	i. N-14 Registration Statement	66
	j. Compliance with Laws; No Adverse Action or Decision k. Dividends	66
	k. Dividends	66

9.	Termination, Postponement and Waivers	67
	a. Termination of Agreement	67
	b. Commission Order	67
	c. Effect of Termination	68
	d. Waivers; Non-Material Changes	68

10.	Survival of Representations and Warranties	68

11.	Other Matters	68
	a. Further Assurances	68
	b. Notices	68
	c. Entire Agreement	69
	d. Amendment	69
	e. Governing Law	69
	f. Assignment	69
	g. Costs of the Reorganization	70
	h. Severability	70
	i. Headings	70
	j. Counterparts	70

AGREEMENT AND PLANS OF REORGANIZATION

THIS AGREEMENT AND PLANS OF REORGANIZATION (this "Agreement") is made as of the 20TH day of September, 2006, by and between, Bremer Investment Funds, Inc. ("Bremer Funds"), a Maryland corporation, on behalf of each Acquired Fund (as defined herein), each a separate series and investment portfolio of Bremer Funds, and (i) T. ROWE PRICE BLUE CHIP GROWTH FUND, INC., a Maryland corporation, on behalf of its series the T. Rowe Price Blue Chip Growth Fund, and (ii) T. ROWE PRICE NEW INCOME FUND, INC., a Maryland corporation, (together with T. Rowe Price Blue Chip Growth Fund, Inc. the "Price Corporations" and each, a "Price Corporation").

PLANS OF REORGANIZATION

WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between Bremer Funds on behalf of each of its separate series and investment portfolios referenced below (each an "Acquired Fund," and collectively, the "Acquired Funds") and the respective Price Corporations (each an "Acquiring Fund" and collectively, the "Acquiring Funds") as set forth below:

Acquired Fund: Acquiring Fund

Bremer Growth Stock Fund	T. Rowe Price Blue Chip Growth Fund (the "Price Blue Chip Growth Fund")
Bremer Bond Fund	T. Rowe Price New Income Fund (the "Price New Income Fund")

WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of common stock, par value $.0001 (in the case of the Price Blue Chip Growth Fund) or $1.00 per share (in the case of the Price New Income Fund) per share, of such Acquiring Fund (the "Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations") ;

WHEREAS, the aggregate net asset value of the Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

AGREEMENT

NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1. Defined Terms; Sections and Exhibits; Miscellaneous Terms

a.Definitions

As used herein the following terms have the following respective meanings:

"Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the Bremer Growth Stock Fund in respect of the Growth Fund Reorganization and the Bremer Bond Fund in respect of the Bond Fund Reorganization.

"Acquired Funds Prospectus" shall mean the prospectus relating to the Acquired Funds dated January 28, 2006, as amended or supplemented.

"Acquired Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated January 28, 2006, as amended or supplemented.

"Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the Price Blue Chip Growth Fund in respect of the Growth Fund Reorganization and the Price New Income Fund in respect of the Bond Fund Reorganization.

"Acquiring Funds Prospectus" shall mean the prospectus relating to the Acquiring Funds, dated May 1, 2006 in the case of the Price Blue Chip Growth Fund and October 1, 2005 in the case of the Price New Income Fund, in each case as amended or supplemented.

"Acquiring Funds Statements of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated May 1, 2006, as amended or supplemented.

"Agreement" has the meaning ascribed thereto in the introduction hereof.

"Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the Bremer Growth Stock Fund in the case of the Growth Fund Reorganization, and (ii) the Bremer Bond Fund in the case of the Bond Fund Reorganization.

"Bond Fund Reorganization" consists of (i) the acquisition of the Bremer Bond Fund's Assets by the Price New Income Fund solely in exchange for an aggregate value of Shares of the Price New Income Fund, equal to the net asset value of the Bremer Bond Fund's Assets determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the Bremer Bond Fund of such Shares to its shareholders in proportion to such shareholders' interest in the Bremer Bond Fund in liquidation of the Bremer Bond Fund.

"Bremer Bond Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

"Bremer Funds Articles of Incorporation" shall mean the articles of incorporation of the Bremer Funds dated August 26, 1996, as amended or supplemented from time to time.

"Bremer Growth Stock Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

"Briggs and Morgan" shall mean Briggs and Morgan, Professional Association, counsel to Bremer Funds

"Closing Date" has the meaning ascribed thereto in Section 6 hereof.

"Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

"Commission" shall mean the Securities and Exchange Commission.

"Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

"Growth Fund Reorganization" consists of (i) the acquisition of the Bremer Growth Stock Fund's Assets by the Price Blue Chip Growth Fund solely in exchange for an aggregate value of Shares of the Price Blue Chip Growth Fund, equal to the net asset value of the Bremer Growth Stock Fund's Assets, determined in accordance with Section 2(b) hereof, and (ii) the subsequent distribution by the Bremer Growth Stock Fund of such Shares to its shareholders in proportion to such shareholders' interest in the Bremer Growth Stock Fund, in liquidation of the Bremer Growth Stock Fund.

"Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

"Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and (ii) all other assets owned by such Person or liabilities incurred as of such date.

"Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

"Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

"Majority Shareholder Vote" shall mean more than 50% of the outstanding shares of the respective Acquired Fund.

"Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

"N-14 Registration Statement" has the meaning ascribed thereto in Section 3(n) hereof.

"Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

"Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

"Price Blue Chip Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

"Price Corporation" has the meaning ascribed thereto in the preamble.

"Price Corporation Articles of Incorporation" shall mean the respective Articles of Incorporation of T. Rowe Price Blue Chip Growth Fund, Inc., dated as of April 21, 1993, and T. Rowe Price New Income Fund, Inc., dated as of August 14, 1973, each as amended or supplemented from time to time.

"Price New Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

"Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Growth Fund Reorganization or the Bond Fund Reorganization, as the context requires.

"RICs" has the meaning ascribed thereto in Section 3(b) hereof.

"Securities Act" shall mean the Securities Act of 1933, as amended.

"Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Shares" shall refer to the Shares of (i) the Price Blue Chip Growth Fund in the case of the Growth Fund Reorganization and (ii) the Price New Income Fund in the case of the Bond Fund Reorganization.

"Valuation Time" has the meaning ascribed thereto in Section 2(e) hereof.

"Willkie" shall mean Willkie Farr & Gallagher LLP, counsel to the Acquiring Funds.

b.Use of Defined Terms

Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to anyone or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

c.Sections and Exhibits

References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

d. Miscellaneous Terms

The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2.The Reorganizations

a.Transfer of Assets

Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens

(other than Permitted Liens), in such form and condition as to constitute good delivery, all of the property and assets (including cash, securities, and dividends, any interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund, (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets"). There shall be excluded from the Assets transferred the following items: (i) any asset that was not purchased in accordance with the Acquired Fund's Prospectus and Acquired Fund's Statement of Additional Information; (ii) accrued operating expenses; (iii) cash in an amount sufficient to pay all liabilities relating to Fund operating expenses; (iv) commodities, interests in futures, forwards and options and (v) any other Asset that in the Acquiring Fund's sole discretion it elects not to approve for transfer, provided that such approval shall not be unreasonably withheld.

b.Issuance and Valuation of Shares in the Reorganization

Full Shares, and to the extent necessary, a fractional Share, of an aggregate net asset value equal to the net asset value of the Assets acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of the Acquired Fund and the Acquiring Fund shall be determined in accordance with the procedures described in the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information as of the Valuation Time and in accordance with the Acquiring Fund's valuation procedures. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

c.Distribution of Shares to the Acquired Fund Shareholders

Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund (or of a designated agent of the Acquiring Fund) in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time. The Acquiring Fund shall have no obligation to inquire as to the validity or correctness of the holdings of shareholders in the Acquired Fund and may rely exclusively on information provided by the Acquired Fund. The stock transfer books of the Acquired Fund will be permanently closed as of the Valuation Time and only requests for the redemption of shares of the Acquired Fund received in proper form prior to the Valuation Time shall be accepted by the Acquired Fund. Redemption requests thereafter received by the Acquired Fund shall be deemed to be redemption requests for Shares of the Acquiring Fund that will have acquired substantially all of the Assets of the Acquired Fund's portfolio to which such redemption request relates (assuming that the Reorganizations contemplated by the Agreement have been consummated) to be distributed to shareholders of the Acquired Fund under this Agreement.

d.Interest; Proceeds

The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, dividends or proceeds it receives on or after the Closing Date with respect to its Assets.

e.Valuation Time

i.The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 10, 2006 or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

ii.In the event that on the day of the Valuation Time ( a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that the closing of a primary non-U.S. trading market on which portfolio securities of the Acquired Fund or Acquiring Fund trade at the Valuation Time shall not generally be a grounds for postponing the Valuation Time.

f.Evidence of Transfer

The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the State of Maryland to effect the transfer of the Assets to the Acquiring Fund.

g.Termination

The Acquired Fund's existence as a separate investment portfolio of the Bremer Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the State of Maryland, as provided in Section 5(e) hereof.

h.Separate Agreements; Reorganizations Not Conditioned on One Another

Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Bond Fund Reorganization and (ii) the Growth Fund Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3. Representations and Warranties of the Acquired Fund

Bremer Funds represents and warrants on behalf of itself and the Acquired Fund to the respective Acquiring Fund as follows:

a.Formation and Qualification

The Acquired Fund is a separate investment portfolio of Bremer Funds, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. Bremer Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

b.Licenses

The Acquired Fund (or Bremer Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. Bremer Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-7919), and such registration has not been suspended, revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its current taxable year.

c.Authority

Bremer Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of Bremer Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by Bremer Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

d.Audited Financial Statements

The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of September 30, 2005, said financial statements having been audited by Ernst & Young, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

e.Unaudited Financial Statements

Prior to the Closing Date, the Acquiring Fund will be furnished with unaudited financial statements of the Acquired Fund in accordance with Section 5(b)(i) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Chief Financial Officer of the Acquired Fund shall certify the accuracy of such unaudited financial statements.

f.Prospectus and Statement of Additional Information

The Acquiring Fund has been furnished with the Acquired Funds Prospectus and the Acquired Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

g.Litigation

There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of Bremer Funds on behalf of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to the knowledge of Bremer Funds, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

h.Material Contracts

There are no material contracts outstanding to which Bremer Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquired Funds Prospectus or the Acquired Funds Statement of Additional Information.

i.No Conflict

The execution and delivery of this Agreement by Bremer Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Bremer Funds` Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which Bremer Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

j.Undisclosed Liabilities

The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since September 30, 2005, and those incurred in connection with the Reorganization.

k.Taxes

The Acquired Fund has filed (or caused to be filed) all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs. The Acquired Fund has no non-RIC undistributed earnings and profits within the meaning of section 852(a)(2)(B) of the Code.

l.Assets

The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

m.Consents

No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) and (ii) a Majority Shareholder Vote.

n.N-14 Registration Statement

The registration statement filed, or to be filed, by the Price Corporations on Form N-14 relating to the Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquired Fund with information provided by the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

o.Capitalization

Under the Bremer Funds Articles of Incorporation, the Acquired Fund is authorized to issue 500 million full and fractional shares of common stock with a par value $.0001. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

p.Books and Records

The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.Representations and Warranties of the Acquiring Fund

The Price Corporation represents and warrants on behalf of itself and the Acquiring Fund to the respective Acquired Fund as follows:

a.Formation and Qualification

The Acquiring Fund is a separate investment portfolio of the applicable Price Corporation, each a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. The Price Corporation is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

b.Licenses

The Acquiring Fund (or the Price Corporation on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. The Price Blue Chip Growth Fund and Price New Income Fund are each duly registered under the Investment Company Act as an open-end management investment company (File Nos. 811-7059 and 811-2396, respectively), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

c.Authority

The Price Corporation, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by the Price Corporation, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by Bremer Funds on behalf of the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

d.Audited Financial Statements

The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, as of December 31,2005 in the case of the Price Blue Chip Growth Fund, and October 31, 2005 in the case of the Price New Income Fund, said financial statements having been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with U.S. generally accepted accounting principles applied on a consistent basis.

e.Unaudited Financial Statements

Prior to the Closing Date, the Acquired Fund will be furnished with unaudited financial statements in accordance with Section 5(b)(ii) hereof. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis. In addition, the Treasurer of the Acquiring Fund shall certify the accuracy of such unaudited financial statements.

f.Prospectus and Statement of Additional Information

The Acquired Fund has been furnished with the Acquiring Funds Prospectus and the Acquiring Funds Statements of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectus and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

g.Litigation

There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Price Corporation on behalf of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to the knowledge of the Price Corporation, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

h.Material Contracts

There are no material contracts outstanding to which the Price Corporation on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the Acquiring Funds Prospectus, or the Acquiring Funds Statement of Additional Information.

i.No Conflict

The execution and delivery of this Agreement by the Price Corporation on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the Price Corporation's Articles of Incorporation or by-laws, each as amended, supplemented and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which the Price Corporation on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

j.Undisclosed Liabilities

The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since December 31, 2005 in the case of the Price Blue Chip Growth Fund or October 31, 2005 in the case of the Price New Income Fund as the case may be, and those incurred in connection with the Reorganization.

k.Taxes

The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue

Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

l.Consents

No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

m.N-14 Registration Statement

The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it describes the Acquiring Fund with information provided by the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

n.Capitalization

Under the Price Corporation's Articles of Incorporation, the Price Corporation is authorized to issue a sufficient number of full and fractional shares of common stock of the Acquiring Fund to consummate the Reorganization.

All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

o.Shares

i.The Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

ii.At or prior to the Closing Date, the Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5. Covenants of the Acquired Fund and the Acquiring Fund

a.Special Shareholders` Meeting

Bremer Funds on behalf of the Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

b.Unaudited Financial Statements

i.The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

ii.The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(b) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time.

c.Share Ledger Records of the Acquiring Fund

The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records, or to cause its duly authorized agent to open such accounts, for the shareholders of the Acquired Fund in connection with the distribution of Shares by the Acquired Fund to such shareholders in accordance with Section 2(c) hereof.

d.Conduct of Business

i.The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. Notwithstanding the foregoing, it is understood that following receipt of shareholder approval of the Reorganization the Bremer Growth Stock Fund and Bremer Bond

Fund shall each engage in such portfolio transactions as shall be necessary to align the portfolio of the Acquired Fund with that of the Acquiring Fund, provided that in no event shall the Acquired Fund sell, or be required to sell, more than 50% of its Assets as measured from September 19, 2006. The Acquired Fund has no actual knowledge of an intention by its shareholders of redeeming or otherwise disposing of any of its shares or Shares received in the Reorganization other than in the ordinary course of business.

ii.It is expressly understood that the Acquired Fund may hereafter sell any securities owned by it in the ordinary course of its business as a series of a diversified, open-end, management investment company. In the event that the Acquiring Fund determines, solely at its own discretion that any securities owned by the Acquired Fund substantially all of the Assets of which the Acquiring Fund agrees hereunder to acquire, are securities that the Acquiring Fund does not desire to hold, the Acquiring Fund will so instruct the Acquired Fund at least ten (10) days prior to the Closing Date and the Acquired Fund will dispose of such securities prior to the Closing Date or advise the Acquiring Fund that it elects not to transfer such securities as otherwise provided herein; provided however that the Acquired Fund shall not be required to dispose of assets to the extent that such dispositions would, in the aggregate, cause fifty percent (50%) or more of the net asset value of the Acquired Fund on the Closing Date to consist of assets (including cash) acquired at the request of the Acquiring Fund.

e.Termination of the Acquired Fund

Bremer Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the State of Maryland and any other applicable law.

f.Filing of N-14 Registration Statement

The Price Corporation will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

g.Shares

The Acquired Fund will not sell or otherwise dispose of any of the Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

h.Tax Returns

The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes, provided that each Acquiring Fund may file extensions of its federal income and excise tax returns. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

i.Combined Proxy Statement and Prospectus Mailing

The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

j.Confirmation of Tax Basis

The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence, setting forth the tax basis of each of the Assets delivered to the Acquiring Fund hereunder computed in accordance with applicable sections of the Code and with respect to securities showing a breakdown by purchase lot.

k.Shareholder List

As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund (or its duly authorized agent which may include National Investors Services Corp., in the event the Shares will be held in an omnibus account) a list of the names, addresses and TINs of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by Bremer Funds on behalf of the Acquired Fund.

6.Closing Date

The closing of the transactions contemplated by this Agreement shall be at the offices of Bremer Funds on the business day next succeeding the Valuation Time, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company or JPMorgan Chase Bank, as the case may be, at the earliest practicable date thereafter.

7.Conditions of the Acquired Fund

The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

a.Representations and Warranties

The representations and warranties of the Price Corporation and Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

b.Performance

The Acquiring Fund or Price Corporation, as the case may be, shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

c.Shareholder Approval

This Agreement shall have been adopted, and the Reorganization shall have been approved, by the Majority Shareholder Vote.

d.Approval of Board of Directors

This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of the Price Corporation, on behalf of the Acquiring Fund.

e.Deliveries by the Acquiring Fund

At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

i.a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of the Price Corporation on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

ii.the unaudited financial statements of the Acquiring Fund required by Section 5(b)(ii) hereof; and

iii.a written opinion of Henry H. Hopkins, Esq., counsel to the Acquiring Fund, in form and substance, reasonably satisfactory to the Acquired Fund.

f.No Material Adverse Change

There shall have occurred no material adverse change in the financial position of the Acquiring Fund since December 31, 2005 in the case of the Price Blue Chip Growth Fund or October 31, 2005 in the case of the Price New Income Fund, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

g.Absence of Litigation

There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

h.Proceedings and Documents

All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

i.N-14 Registration Statement

The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

j.Compliance with Laws; No Adverse Action or Decision

Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

k.Tax Opinion

Briggs and Morgan, shall deliver an opinion to the Acquired Fund, in form and substance reasonably satisfactory to the Acquired Fund, substantially to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Shares as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party to the reorganization" within the meaning of Section 368(b) of the Code; (ii) in accordance with Sections 357 and 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the Asset transfer solely in return for the Shares or on the distribution (whether actual or constructive) of the Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in return for the Shares as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt (whether actual or constructive) of Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Shares received (whether actually or constructively) by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided, that the Acquired Fund shares were held as a capital asset at the time of the exchange; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) in accordance with Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account, subject to certain limitations, certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting;

8.Conditions of the Acquiring Fund

The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

a.Representations and Warranties

The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

b.Performance

The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

c.Shareholder Approval

This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

d.Approval of Board of Directors

This Agreement shall have been adopted and the Reorganization and related matters shall have been approved by the Board of Directors of Bremer Funds, on behalf of the Acquired Fund.

e.Deliveries by the Acquired Fund

At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

i.a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of Bremer Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (t) have been fulfilled;

ii.the unaudited financial statements of the Acquired Fund required by Section 5(b)(i) hereof;

iii.an opinion of Briggs and Morgan, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(k) hereof; and

iv.a written opinion of Briggs and Morgan, counsel to the Acquired Fund, (including opinions as to certain federal income tax matters), in form and substance, reasonably satisfactory to the Acquiring Fund; provided that any opinions as to matters of Maryland law shall be provided by Maryland counsel.

f.No Material Adverse Change

There shall have occurred no material adverse change in the financial position of the Acquired Fund since September 30, 2005 other than changes in its portfolio securities since that date (including changes permitted or required by Section 5(d) hereof), changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest, subject to Section 5(d) hereof.

g.Absence of Litigation

There shall not be pending before any Governmental Authority any materia1litigation with respect to the matters contemplated by this Agreement.

h.Proceedings and Documents

All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

i.N-14 Registration Statement

The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

j.Compliance with Laws; No Adverse Action or Decision

Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act; and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

k.Dividends

Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, and all of its non-RIC earnings and profits as set forth in section 852(a)(2)(B) of the Code, if any, realized as of the Closing Date.

9.Termination, Postponement and Waivers

a.Termination of Agreement

Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

i.by the Acquired Fund or the Acquiring Fund if:

(1)the Board of Directors of Bremer Funds and the Board of Directors of the Price Corporation so mutually agree in writing;

(2)any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(2) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

(3)the Reorganization shall not have occurred on or before February 10, 2007.

ii.by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

iii.by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

b.Commission Order

If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Directors of Bremer Funds and the Board of Directors of the Price Corporation to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

c.Effect of Termination

In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, Bremer Funds or the Price Corporations, or Persons who are their directors, officers, agents or shareholders in respect of this Agreement.

d.Waivers; Non-Material Changes

At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.Survival of Representations and Warranties

The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and none of Bremer Funds, the Acquired Fund, the Price Corporation, the Acquiring Fund, or any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, director or agent of the Acquired Fund or the Acquiring Fund, or of Bremer Funds or the Price Corporations, against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.Other Matters

a.Further Assurances

Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

b.Notices

Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1)

business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to the Acquired Fund, to:Bremer Funds

445 Minnesota Street

Suite 2000

St. Paul, Minnesota 55101

Attention: Joel W. Reimers

If to the Acquiring Fund, to:T. Rowe Price Associates, Inc.

100 East Pratt Street Baltimore, MD 21202

Attention: Forrest R. Foss

c.Entire Agreement

This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

d.Amendment

Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that only the consent of the parties to a specific Reorganization shall be required to amend, modify, supersede, cancel, renew, extend or waive any provisions relating solely to such Reorganization; provided further that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

e.Governing Law

This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of Maryland applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

f.Assignment

This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

g.Costs of the Reorganization

All costs of the Reorganization incurred by the Bremer Funds or an Acquired Fund shall be borne by Bremer Trust, National Association, or an affiliate thereof ("Bremer") pursuant to the Transfer Agreement by and between
T. Rowe Price Associates, Inc. and Bremer (the "Transfer Agreement"), regardless of whether the Reorganization is consummated. All costs of the Reorganization incurred by the Price Corporation or the Acquiring Fund shall be borne by such party unless assumed by its investment adviser or an affiliate pursuant to the Transfer Agreement, regardless of whether the Reorganization is consummated.

h.Severability

Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

i.Headings

Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

j.Counterparts

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

ATTEST: /s/David J. Erickson Name: David J. Erickson Title: Vice President	BREMER INVESTMENT FUNDS, INC. ON BEHALF OF BREMER GROWTH STOCK FUND BREMER BOND FUND /s/Joel W. Reimers Name: Joel W. Reimers Title: President

ATTEST: /s/Patricia B. Lippert Name: Patricia B. Lippert Title: Secretary	T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. T. ROWE PRICE NEW INCOME FUND, INC. /s/Henry H. Hopkins Name: Henry H. Hopkins Title: Vice President

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.
T. ROWE PRICE NEW INCOME FUND, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

October 4, 2006

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (each a "Reorganization") of each of the T. Rowe Price Blue Chip Growth Fund, Inc. and the T. Rowe Price New Income Fund, Inc. (the "Acquiring Funds).

This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement/Prospectus dated October 4, 2006 (the "Combined Proxy Statement/Prospectus") of the funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the Acquired Funds in exchange for shares of the respective Acquiring Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus. This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to the Acquiring Fund at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling 1-800-225-5132.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statement of additional information of the Acquiring Fund, other material incorporated by reference and other information regarding the Acquiring Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

FOR THE ACQUIRING FUNDS: The Statement of Additional Information for the Acquiring Funds dated October 4, 2006, as supplemented, as filed with the Securities and Exchange Commission, is incorporated by reference.

To vote by Internet

PROXY TABULATOR		1)Read the Proxy Statement and have the proxy card below at hand.
PO BOX 9112		2)Go to website www.proxyvote.com
FARMINGDALE, NY 11735		3)Follow the instructions provided on the website.

To vote by Telephone

1)Read the Proxy Statement and have the proxy card below at hand.
2)Call 1-800-690-6903
3)Follow the instructions.

To vote by Mail

1)Read the Proxy Statement.
2)Check the appropriate boxes on the proxy card below.
3)Sign and date the proxy card.
4)Return the proxy card in the envelope provided.

BREMER BOND FUND

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒			KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

BREMER BOND FUND
This proxy, if properly executed, will be voted in the manner directed by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE BREMER BOND FUND. Please refer to the Combined Proxy Statement and Prospectus for a discussion of the proposal.

Vote on Proposal			For	Against	Abstain
1. APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE BREMER BOND FUND (PROPOSAL TWO).			®	®	®
Note: Please sign exactly as name appears on the label affixed to this proxy. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)		Date

PROXY

BREMER INVESTMENT FUNDS, INC.

BREMER BOND FUND

PROXY SOLICITED BY THE BOARD OF DIRECTORS

The undersigned holder of shares of Common Stock of the Bremer Bond Fund (the "Fund"), a series of Bremer Investment Funds, Inc., a Maryland corporation, hereby appoints Joel W. Reimers and Timothy Murphy, or either of them, as attorneys-in-fact and proxies for the undersigned, with full power of substitution and revocation, to represent the undersigned and to vote on behalf of the undersigned all shares of Common Stock of the Fund which the undersigned is entitled to vote at the Joint Special Meeting of Shareholders of the Fund to be held on November 3, 2006 on 10:00 a.m., Central Time, at the Bremer Service Center, 8555 Eagle Point Boulevard, Lake Elmo, Minnesota 55042, and any adjournment or adjournments thereof. The undersigned hereby acknowledges receipt of the Notice of Joint Special Meeting of Shareholders and the Combined Proxy Statement and Prospectus, each dated October 4, 2006, and hereby instructs said attorneys and proxies to vote said shares as indicated hereon. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The undersigned hereby revokes any proxy previously given.

SEE REVERSE SIDE	CONTINUED AND TO BE SIGNED ON REVERSE SIDE	SEE REVERSE SIDE

To vote by Internet

PROXY TABULATOR		1)Read the Proxy Statement and have the proxy card below at hand.
PO BOX 9112		2)Go to website www.proxyvote.com
FARMINGDALE, NY 11735		3)Follow the instructions provided on the website.

To vote by Telephone

1)Read the Proxy Statement and have the proxy card below at hand.
2)Call 1-800-690-6903
3)Follow the instructions.

To vote by Mail

1)Read the Proxy Statement.
2)Check the appropriate boxes on the proxy card below.
3)Sign and date the proxy card.
4)Return the proxy card in the envelope provided.

BREMER GROWTH STOCK FUND

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: ☒			KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

BREMER GROWTH STOCK FUND
This proxy, if properly executed, will be voted in the manner directed by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE BREMER GROWTH STOCK FUND. Please refer to the Combined Proxy Statement and Prospectus for a discussion of the proposal.

Vote on Proposal			For	Against	Abstain
1.APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION FOR THE BREMER GROWTH STOCK FUND (PROPOSAL ONE).			®	®	®
Note: Please sign exactly as name appears on the label affixed to this proxy. When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)		Date